SUBSEQUENT EVENTS (Details) (Issuance of Debt [Member], USD $)	0 Months Ended
	Nov. 13, 2012	Nov. 02, 2012
Issuance of Debt [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity		$ 1,500,000
Amount borrowed	111,000
Annual interest rate	12.00%
Debt issuance costs	$ 1,500